Business combination (Details) € in Thousands, $ in Millions				12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 19, 2023 EUR (€) shares	Dec. 19, 2023 EUR (€) shares kr / shares	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 employee	Dec. 31, 2021 employee
Business combination
Number of employees | employee				295	295	232	70
Total transaction costs				€ 7,707
Transaction costs in relation with Dec 2023 business combination				€ 6,955
Fair value of acquired trade and other receivables and contract assets		€ 29,400	€ 29,400
Adjustments to contractual cash flows made		€ 0	€ 0
Eneti Inc
Business combination
Percentage of shares acquired (in percent)		86.39%	86.39%
Eneti Inc
Business combination
Percentage of shares acquired (in percent)		86.00%	86.00%
Percentage of voting equity interests		14.00%	14.00%
Revenues | $					$ 141
Adjusted payment		€ 40,900
Number of employees | employee				300	300
Number of Company's shares issued for one Eneti share (in shares) | shares		3.409	3.409
Consideration transferred in shares (in shares) | shares		113,809,868	113,809,868
Fair value of consideration transferred in shares		€ 441,200	€ 441,200
Share price (in dollars per share) | kr / shares			€ 44.10
Cash consideration		54,700	€ 54,700
Total consideration		536,881	536,881
Fair value of cash and cash equivalents acquired		106,056	106,056
Net consideration		(10,403)	€ (10,403)
Revenue of acquiree since acquisition date	€ 3,400
Net loss of acquiree since acquisition date	€ (1,100)
Pro forma revenue as if combination occurred at beginning of period				€ 234,000
Pro forma net profit as if combination occurred at beginning of period				€ (92,000)
Total transaction costs		14,700
Transaction costs recognised as Administrative expenses		7,700
Transaction costs in relation with Dec 2023 business combination		€ 7,000